Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Balances and changes in intangible assets

Balance and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Balance as of 12/31/2022
Cost:
Goodwill (a)		818,096	99,679	-	-	-	-	917,775
Software (b)	5	1,146,980	277,600	-	173	(125,665)	-	1,299,088
Distribution rights	12	114,593	-	-	-	-	-	114,593
Brands (c)		69,198	-	-	-	-	(3,551)	65,647
Trademark rights (c)	39	114,792	-	-	-	-	-	114,792
Others (d)	10	421	999	-	(1,243)	-	-	177
Decarbonization credits (CBIO) (e)		-	635,130	-	-	(402,825)	-	232,305
		2,264,080	1,013,408	-	(1,070)	(528,490)	(3,551)	2,744,377
Accumulated amortization:
Software		(679,402)	-	(154,122)	-	124,865	-	(708,659)
Distribution rights		(101,027)	-	(1,010)	-	-	-	(102,037)
Trademark rights		(11,993)	-	(2,937)	-	-	-	(14,930)
Others		(402)	-	-	-	-	-	(402)
		(792,824)	-	(158,069)	-	124,865	-	(826,028)
		-	-	-	-	-	-	-
Net amount		1,471,256	1,013,408	(158,069)	(1,070)	(403,625)	(3,551)	1,918,349

 (i) Refers to R$ 1,070 transferred to property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale (ii)	Balance as of 12/31/2021
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	(706,992)	818,096
Software (b)	4	1,395,046	284,311	-	372	(19,826)	1,808	(514,731)	1,146,980
Technology		32,617	-	-	-	-	-	(32,617)	-
Distribution rights	12	133,599	-	-	-	-	-	(19,006)	114,593
Brands (c)		136,962	-	-	-	-	4,759	(72,523)	69,198
Trademark rights (c)	39	114,792	-	-	-	-	-	-	114,792
Others (d)	10	50,698	1,678	-	-	-	(76)	(51,879)	421
Decarbonization credits (e)		-	176,837	-	-	(176,837)	-	-	-
		3,388,802	462,826	-	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	-	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	-	-	-	-	-	32,616	-
Distribution rights		(113,326)	-	(3,093)	-	-	-	15,392	(101,027)
Trademark rights		(9,056)	-	(2,937)	-	-	-	-	(11,993)
Others		(32,845)	-	(167)	-	-	(2)	32,612	(402)
		(1,012,867)	-	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	-	-	-	-	661,553	-
Distribution rights		-	(76,218)	-	-	-	-	76,218	-
		(593,280)	(144,491)	-	-	-	-	737,771	-
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

 (i) Refers to amounts transferred from property, plant and equipment.

(ii) For further information, see Note 4.c.2

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)		32,617	-	-	-	-	-	32,617
Commercial property rights		7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)		122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to property, plant and equipment and prepaid expenses.

Balance of the goodwill

The remaining net balance of goodwill on the following acquisitions are assessed for impairment annually or more frequently when there is indication that the goodwill might be impaired:

	Segment	12/31/2022	12/31/2021
Goodwill on the acquisition of:
Extrafarma	Extrafarma	-	661,553
Extrafarma – impairment (i)	Extrafarma	-	(661,553)
Extrafarma – net	Extrafarma	-	-
Ipiranga (ii)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Stella (iii)	Ultragaz	99,679	-
TEAS	Ultracargo	797	797
		917,775	818,096

(i) For further information, see Note 4.a

(ii) Including R$ 246,163 presented as goodwill at the Parent.

(iii) For further information, see Note 33.a.